STATUTORY RESERVES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of general reserve limit on registered capital	Once the general reserve is accumulated to 50% of the subsidiaries’ registered capital
Group allocated statutory reserves	$ 0	$ 0	$ 0
Minimum
Percentage of appropriation to reserve	10.00%